UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number:  028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		October 7, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      90
Form 13F Information Table Value Total:	$119,403 (thousands)

List of Other Included Managers:
NONE

                                       TITLE OF                 VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER    VOTING   AUTHORITY
          NAME OF ISSUER                 CLASS        CUSIP     (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
          --------------               --------       -----     -------- ------- --- ---- -------  --------   ----  ------  ----
Noble Corp                         SHS               G65422100      761   20,050 SH      SOLE                18,490       0  1560
AT&T Inc.                          COM               00206R102     1930   71,447 SH      SOLE                68,307       0  3140
Aeropostale Inc.                   COM                 7865108      527   12,120 SH      SOLE                11,360       0   760
Amazon Com Inc                     COM                23135106      906    9,700 SH      SOLE                 9,160       0   540
Annaly Capital Mgmt Inc            COM                35710409      182   10,025 SH      SOLE                10,025       0     0
Apache Corp                        COM                37411105      338    3,677 SH      SOLE                 3,437       0   240
Apple Inc                          COM                37833100     1908   10,296 SH      SOLE                 9,916       0   380
Auto Data Processing               COM                53015103     1350   34,360 SH      SOLE                32,360       0  2000
BP PLC ADR                         SPONSORED ADR      55622104     1565   29,400 SH      SOLE                27,770       0  1630
Bank Of America Corporation        COM                60505104     1229   72,642 SH      SOLE                72,642       0     0
Barrick Gold Corp                  COM                67901108      510   13,450 SH      SOLE                12,720       0   730
Baxter Intl Inc                    COM                71813109     1218   21,370 SH      SOLE                19,980       0  1390
Berkshire Hathaway Inc Cl B        CL B               84670207     1239      373 SH      SOLE                   348       0    25
BHP Billiton Ltd Spon ADR          SPONSORED ADR      88606108      747   11,310 SH      SOLE                10,730       0   580
Bristol Myers Squibb Co            COM               110122108     1245   55,290 SH      SOLE                51,930       0  3360
Burlingtn Northern Santa Fe C      COM               12189T104     2009   25,160 SH      SOLE                24,020       0  1140
CVS Caremark Corporation           COM               126650100     1521   42,560 SH      SOLE                40,300       0  2260
Cameco Corp                        COM               13321L108      313   11,260 SH      SOLE                10,240       0  1020
Canadian Natural Res Ltd           COM               136385101      736   10,950 SH      SOLE                10,250       0   700
Chevron Corp New                   COM               166764100     1368   19,423 SH      SOLE                18,383       0  1040
Claymore/BNY BRIC ETF              BNY BRI&C PTF     18383M100     1621   41,650 SH      SOLE                38,850       0  2800
Deere & Company                    COM               244199105      225    5,233 SH      SOLE                 5,233       0     0
Disney Walt Co                     COM               254687106     1360   49,528 SH      SOLE                47,448       0  2080
Encana Corp                        COM               292505104     1357   23,560 SH      SOLE                22,450       0  1110
Exelon Corporation                 COM               30161N101     1078   21,724 SH      SOLE                21,404       0   320
Exxon Mobil Corporation            COM               30231G102     2629   38,318 SH      SOLE                38,318       0     0
Flir Systems Inc                   COM               302445101      530   18,960 SH      SOLE                18,160       0   800
FPL Group Incorporated             COM               302571104      882   15,962 SH      SOLE                14,792       0  1170
Firstenergy Corp                   COM               337932107      229    5,000 SH      SOLE                 5,000       0     0
Freeport-McMoRan Copper & Gold     COM               35671D857     1212   17,670 SH      SOLE                16,970       0   700
General Dynamics Corp              COM               369550108     1660   25,703 SH      SOLE                24,143       0  1560
General Electric Company           COM               369604103      392   23,869 SH      SOLE                23,869       0     0
Gilead Sciences Inc                COM               375558103      857   18,430 SH      SOLE                17,730       0   700
Goldcorp Inc New                   COM               380956409      965   23,910 SH      SOLE                22,100       0  1810
Google Inc Class A                 CL A              38259P508      922    1,859 SH      SOLE                 1,739       0   120
Hewlett-Packard Company            COM               428236103     1634   34,620 SH      SOLE                32,520       0  2100
Honeywell Intl Inc                 COM               438516106     1596   42,950 SH      SOLE                40,350       0  2600
International Business Machine     COM               459200101     2039   17,049 SH      SOLE                16,329       0   720
iShares Tr MSCI Brazil Index F     MSCI BRAZIL       464286400      255    3,770 SH      SOLE                 3,770       0     0
iShares MSCI Canada Index Fd       MSCI CDA INDEX    464286509     3883  152,390 SH      SOLE                142,57       0  9820
iShares MSCI Taiwan Index Fd       MSCI TAIWAN       464286731      636   51,630 SH      SOLE                48,070       0  3560
iShares MSCI South Africa          MSCI STH AFRCA    464286780     1181   21,570 SH      SOLE                20,120       0  1450
iShares MSCI Malaysia              MSCI MALAYSIA     464286830      140   13,810 SH      SOLE                13,810       0     0
iShares Tr DJ Sel Div Inx          DJ SEL DIV INX    464287168     2238   54,226 SH      SOLE                45,846       0  8380
iShares Tr Barclays TIPS Bd Fd     BARCLYS TIPS BD   464287176     6870   66,781 SH      SOLE                60,181       0  6600
iShares Tr IBOXX Corp Bond Fd      IBOXX INV CPBD    464287242     4003   37,527 SH      SOLE                33,222       0  4305
iShares Semiconductor              S&P NA SEMICND    464287523      648   14,460 SH      SOLE                13,660       0   800
iShares Tr Russell 1000 Index      RUSSELL 1000      464287622     1253   21,564 SH      SOLE                21,564       0     0
iShares Tr Russell  3000 Index     RUSSELL 3000      464287689     1505   24,282 SH      SOLE                20,832       0  3450
iShares Tr Barclays MBS Bond F     BARCLYS MBS BD    464288588      683    6,400 SH      SOLE                 6,400       0     0
iShares Tr Barclays Bond           LEHMAN 1-3 YR     464288646      329    3,150 SH      SOLE                 3,150       0     0
Johnson & Johnson                  COM               478160104     2281   37,467 SH      SOLE                35,527       0  1940
Kimberly Clark Corp                COM               494368103      496    8,410 SH      SOLE                 7,750       0   660
Market Vectors Gold Miners ETF     GOLD MINER ETF    57060U100     1953   43,120 SH      SOLE                40,620       0  2500
Mastercard Inc Cl A                CL A              57636Q104      564    2,791 SH      SOLE                 2,631       0   160
McDonalds Corp                     COM               580135101     1555   27,243 SH      SOLE                25,823       0  1420
Medcohealth Solutions              COM               58405U102      512    9,255 SH      SOLE                 8,755       0   500
Mid Cap S P D R TRUST              UNIT SER 1        595635103     2037   16,260 SH      SOLE                15,060       0  1200
Monsanto Co New                    COM               61166W101      341    4,407 SH      SOLE                 4,197       0   210
Nike Inc Cl B                      CL B              654106103     1575   24,348 SH      SOLE                22,908       0  1440
Northern Trust Corp                COM               665859104      287    4,943 SH      SOLE                 4,583       0   360
OGE Energy Corp Hldg Co            COM               670837103      281    8,500 SH      SOLE                 8,500       0     0
Panera Bread Co Cl A               CL A              69840W108      405    7,360 SH      SOLE                 6,960       0   400
Pepsico Incorporated               COM               713448108      983   16,762 SH      SOLE                15,722       0  1040
Petrobras Brasileiro Sa Petro      SPONSORED ADR     71654V408      588   12,820 SH      SOLE                12,180       0   640
Pfizer Incorporated                COM               717081103     1155   69,783 SH      SOLE                66,403       0  3380
Powershares Nasdaq 100 Shares      UNIT SER 1        73935A104     5255  124,383 SH      SOLE                116,91       0  7470
Procter & Gamble Co                COM               742718109     1606   27,727 SH      SOLE                26,727       0  1000
Qualcomm Inc                       COM               747525103     2015   44,807 SH      SOLE                42,367       0  2440
Qwest Communications Intl Inc      COM               749121109       57   15,000 SH      SOLE                15,000       0     0
Rayonier Inc                       COM               754907103      226    5,530 SH      SOLE                 5,530       0     0
Research In Motion Ltd             COM               760975102      311    4,597 SH      SOLE                 4,357       0   240
SPDR Trust Ser 1                   UNIT SER 1        78462F103     3142   29,760 SH      SOLE                27,900       0  1860
SPDR S&P Retail ETF                S&P RETAIL ETF    78464A714      810   23,720 SH      SOLE                21,640       0  2080
SPDR Oil & Gas Equip & Serv        OILGAS EQUIP      78464A748      707   25,520 SH      SOLE                22,760       0  2760
SPDR KBW Capital Markets ETF       SPDR KBW CAP ETF  78464A771      935   24,110 SH      SOLE                22,490       0  1620
KBW Bank ETF                       SPDR KBW BK ETF   78464A797     3771  161,617 SH      SOLE                149,45       0 12160
SPDR S&P Homebuilders ETF          S&P HOMEBUILD     78464A888      540   35,950 SH      SOLE                33,730       0  2220
Select Sector Materials SPDR       SBI MATERIALS     81369Y100      952   30,770 SH      SOLE                28,270       0  2500
Southwestern Energy Co             COM               845467109      695   16,280 SH      SOLE                15,280       0  1000
Templeton Global Income Fd Inc     COM               880198106     2514  270,282 SH      SOLE                242,02       0 28260
Teva Pharm Inds Ltd ADR            ADR               881624209     1651   32,645 SH      SOLE                30,825       0  1820
3M Company                         COM               88579Y101     1327   17,975 SH      SOLE                17,075       0   900
Travelers Companies Inc            COM               89417E109     1409   28,620 SH      SOLE                27,330       0  1290
UMB Financial Corp                 COM               902788108      728   18,000 SH      SOLE                18,000       0     0
United Technologies Corp           COM               913017109     1314   21,562 SH      SOLE                20,292       0  1270
V F Corp                           COM               918204108     1624   22,425 SH      SOLE                21,115       0  1310
Valmont Inds Inc                   COM               920253101      235    2,755 SH      SOLE                 2,585       0   170
Vanguard Emerging Market ETF       EMR MKT ETF       922042858     4235  109,910 SH      SOLE                103,41       0  6500
Vanguard European ETF              INTL EQUITY INDEX 922042874     3002   60,540 SH      SOLE                57,210       0  3330
Verizon Communications Inc         COM               92343V104      871   28,761 SH      SOLE                26,761       0  2000
Wal-Mart Stores Inc                COM               931142103      736   14,983 SH      SOLE                13,913       0  1070